SIGNIFICANT ACCOUNTING POLICIES: Cash and Cash Equivalents- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash and Cash Equivalents-

Cash and Cash Equivalents

The Company considers all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents. There were no cash equivalents at December 31, 2012 and 2011.